Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO named executive officers (3)(4)	Average compensation actually paid to non-PEO named executive officers (4)(5)	Value of initial fixed $100 investment based on total shareholder return (6)	Net income (in thousands) (7)
2024	$617,036	$729,259	$570,982	$628,194	$76.97	$851
2023	$607,614	$607,680	$660,380	$552,891	$71.52	$3,123
2022	$1,864,464	$1,290,131	$448,053	$404,269	$68.00	$1,077

Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for Ms. Locke (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”Our named executive officers (excluding Ms. Locke) consisted of: (i) for 2024, Adam D. Howell and Nicolas M.E. Quillé, (ii) for 2023, Nicolas M.E. Quillé, Karen L. Diepholz (resigned July 19, 2023) and Kimberly A. Benson (resigned November 10, 2023); and (iii) for 2022, Nicolas M.E. Quillé and Karen L. Diepholz.
PEO Total Compensation Amount	$ 617,036	$ 607,614	$ 1,864,464
PEO Actually Paid Compensation Amount	$ 729,259	607,680	1,290,131
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Deductions from Summary Compensation Table Total (a)	Additions to Summary Compensation Table Total (b)	Compensation Actually Paid to PEO
2024	$617,036	$—	$112,223	$729,259
2023	$607,614	$—	$66	$607,680
2022	$1,864,464	$(1,330,567)	$756,234	$1,290,131

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2024	$—	$114,580	$(2,357)	$112,223
2023	$—	$4,123	$(4,057)	$66
2022	$893,088	$(114,556)	$(22,298)	$756,234

Non-PEO NEO Average Total Compensation Amount	$ 570,982	660,380	448,053
Non-PEO NEO Average Compensation Actually Paid Amount	$ 628,194	552,891	404,269
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Deductions from Summary Compensation Table Total (a)	Additions to Summary Compensation Table Total (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2024	$570,982	$(150,198)	$207,410	$628,194
2023	$660,380	$(202,216)	$94,727	$552,891
2022	$448,053	$—	$(43,784)	$404,269

Year	Average Year End Fair Value of Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
2024	$189,705	$17,865	$(160)	$207,410
2023	$96,307	$(1,519)	$(61)	$94,727
2022	$—	$(43,926)	$142	$(43,784)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 76.97	71.52	68.00
Net Income (Loss)	$ 851,000	3,123,000	1,077,000
PEO Name	Ms. Locke
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid” to Ms. Locke, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Locke during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Locke’s Summary Compensation Table “Total” compensation for each year to determine the compensation actually paid:Represents the grant date fair value of equity awards reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
(3)The dollar amounts reported represent the average of the amounts reported for our named executive officers as a group (excluding Ms. Locke, who has served as our Chief Executive Officer since December 2019) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation – Summary Compensation Table.”
The dollar amounts reported represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Ms. Locke), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Ms. Locke) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average Summary Compensation Table “Total” compensation for the named executive officers as a group (excluding Ms. Locke) for each year to determine the compensation actually paid:Represents the grant date fair value of equity awards reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(7)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	(1,330,567)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,223	66	756,234
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	893,088
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,580	4,123	(114,556)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,357)	(4,057)	(22,298)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,198)	(202,216)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,410	94,727	(43,784)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,705	96,307	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,865	(1,519)	(43,926)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (160)	$ (61)	$ 142